BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of accounting effects arising from the closing of the Transaction

31.12.22
					Net operating
Investees	Participation	Assets	Liabilities	Equity	revenue	Net profit (loss)
Aliança	50.00%	242,652	305	242,347	—	912
AIX	50.00%	51,733	32,548	19,185	65,681	178
ACT	50.00%	44	3	41	104	3
VIVAE	50.00%	18,842	1,694	17,148	—	(2,852)
FiBrasil	25.01%	1,881,965	1,195,384	686,581	176,660	(94,384)

31.12.21
					Net operating
Investees	Participation	Assets	Liabilities	Equity	revenue	Net profit (loss)
Aliança	50.00%	274,362	410	273,952	—	6,369
AIX	50.00%	46,586	27,872	18,714	55,872	1,387
ACT	50.00%	46	8	38	104	10
FiBrasil	25.01%	1,544,367	870,389	673,978	55,385	(34,253)

Schedule of preliminary provisional fair value

Current assets	542,289
Cash and cash equivalents	64,056
Trade accounts receivable	371,328
Taxes, charges and contributions recoverable	9,988
Prepaid expenses	96,917

Non-current assets	3,647,190
Taxes, charges and contributions recoverable	1,798
Deferred taxes (4)	218,670
Prepaid expenses	43,795
Property, plant and equipment (1)	674,166
Intangible assets (2)	2,708,761
Fair value of assets acquired	4,189,479

Current liabilities	1,157,474
Trade accounts payable	120,626
Income and social contribution taxes payable	1,494
Taxes, charges and contributions payable	201,635
Leases	107,590
Provisions	655,827
Deferred revenue	35,347
Other liabilities	34,955

Non-current liabilities	935,131
Leases	481,434
Provisions (3)	453,697

Fair value of liabilities assumed	2,092,605
Fair value of net assets acquired	2,096,874
Goodwill (5)	3,394,710
Total considered	5,491,584
(1)	Includes the write-down of property, plant and equipment (R$131,578).
(2)	Includes the fair value of licenses (R$2,518,836) and customer portfolio (R$96,195).
(3)	Includes the fair value of tax contingent liabilities (R$453,697).
(4)	Includes deferred taxes on contingent liabilities (R$154,257).
(5)	Goodwill recorded on the acquisition based on expected synergies resulting from the business combination.

Current assets	30,408
Cash and cash equivalents	5,334
Trade accounts receivable	17,063
Inventories (1)	4,958
Taxes, charges and contributions recoverable	119
Other assets	2,934

Non-current assets	37,289
Judicial deposits and garnishments	1,187
Property, plant and equipment	1,853
Intangible assets (2)	34,249
Fair value of assets acquired	67,697

Current liabilities	27,238
Personnel, social charges and benefits	2,728
Trade accounts payable	19,509
Income and social contribution taxes payable	165
Taxes, charges and contributions payable	794
Other liabilities	4,042

Non-current liabilities	28,495
Taxes, charges and contributions payable	295
Provisions (3)	28,200

Fair value of liabilities assumed	55,733
Fair value of net assets acquired	11,964
Goodwill (5)	98,851
Total considered	110,815
(1)	Includes the allocation of surplus value of inventory items (R$1,510), determined by the average of historical acquisitions, amortized over 1 month.
(2)	Includes the fair value allocated to the brand (R$4,527), calculated using the relief-from-royalty method, which will be amortized on a straight-line basis over a period of 2 years.
(3)

Includes the allocation of the fair value assigned to the customer portfolio (R$29,545), evaluated using the MEEM method (Multi-period Excess Earnings Method), which will be amortized on a straight-line basis over a period of 9.3 years.

(4)	Refers to the allocation of the fair value assigned to the contingent liability (R$28,200), which is being updated by the SELIC.
(5)

Refers to the value of the goodwill calculated on the acquisition of Vita IT with the expectation of future synergies from the combination of the acquiree’s businesses, which may be used for tax purposes.

Schedule of direct equity interests in subsidiaries and jointly controlled companies

		Equity interests
	Type of			Country
Investees	investment	12.31.22	12.31.21	(Headquarters)	Core activity
Terra Networks Brasil Ltda (“Terra Networks”)	Subsidiary	100.00%	100.00%	Brazil	Portals, content providers and other information services on the internet
Telefônica Transportes e Logística Ltda (“TGLog”)	Subsidiary	100.00%	100.00%	Brazil	Transports and logistics
POP Internet Ltda (“POP”)	Subsidiary	100.00%	100.00%	Brazil	Computers, internet and any other networks (access, production, distribution and exhibition of content)
Vivo Money Credit Rights Investment Fund (“Vivo Money”)	Subsidiary	100.00%	100.00%	Brazil	Credit Rights Investment Fund
Garliava RJ Infraestrutura e Redes de Telecomunicações S.A. (“Garliava”)	Subsidiary	100.00%	—	Brazil	Telecommunications
Vivo Ventures Fundo de Investimento em Participações Multiestratégia (“Vivo Ventures”)	Subsidiary	98.00%	—	Brazil	Investment funds
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)	Subsidiary	50.01%	50.01%	Brazil	Consulting in information technology
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)	Subsidiary	50.01%	50.01%	Brazil	Consulting in information technology
Aliança Atlântica Holding B.V. (“Aliança”)	Joint venture	50.00%	50.00%	Brazil	Telecommunications sector holdings
Companhia AIX de Participações (“AIX”)	Joint venture	50.00%	50.00%	Holland	Operation of underground telecommunications networks
Companhia ACT de Participações (“ACT”)	Joint venture	50.00%	50.00%	Brazil	Operation of underground telecommunications networks
VivaE Educação Digital S.A. (“VIVAE”)	Joint venture	50.00%	—	Brazil	Training in professional and managerial development
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)	Joint venture	25.01%	25.01%	Brazil	Technical advice on telecommunications networks

Oi UPI Mobile Assets
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of total purchase consideration for the acquisition of the portion of UPI Ativos Mveis

Consideration in cash for the acquisition	4,884,588
10% retention on the amount paid for the acquisition (Note 21)	488,458
Purchase price, in accordance with the Agreement	5,373,046
Contingent liabilities (Note 21)	110,205
Termination costs (Note 21)	8,333
Total consideration transferred	5,491,584

FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of accounting effects arising from the closing of the Transaction

The following are the accounting effects arising from the closing of the Transaction, which took place on July 2, 2021:

Effects on the Company’s investments
Events	R$thousand
Capital contribution in assets in FiBrasil by the Company (1)	229,961
Results at FiBrasil on 07/02/21 (2)	(1,789)
Investment in FiBrasil on 07/02/21, before the disposals	228,172
Write-off cost for the sale of equity interest to TEF Infra and CDPQ (3)	(134,144)
Investment in FiBrasil on 07/02/21, after the disposals	94,028
Remeasurement of shareholding variation (4)	80,400
Investment in FiBrasil on 07/02/21 (closing)	174,428
Fair value of the remeasurement of the Company’s shareholding in FiBrasil (5)	41,095
Investment in FiBrasil on 07/02/21 (after closing)	215,523
(1)	Capital contribution made by the Company with property, plant and equipment and intangible assets, with the issue of 1,199,900 new common shares, nominative and without par value (Notes 13 and 14).
(2)	Equity accounting adjustment for losses of investee, arising from operating expenses, net of income tax and social contribution.
(3)	Write-offs of cost of investments held by the Company in FiBrasil, being: (i) R$95,817 upon sale of 499,999 shares to TEF Infra; and (ii) R$38,327 upon sale of 200,000 shares to CDPQ.
(4)	Remeasurement of the change in shareholding, arising from the waiver of the right to subscribe for shares by the Company, which occurred in the Transaction. This variation was determined by comparing the current equity interest in FiBrasil’s equity with the prior investment balance. This amount is tax free.
(5)	Refers to the remeasurement of the part retained in the investment at its fair value, upon loss of control.

Effects on the Company’s results
Events	R$ thousand
Fair value of the consideration for the disposal of the Company’s investment to TEF Infra and CDPQ (1)	659,440
Write-off cost for the sale of equity interest to TEF Infra and CDPQ (2)	(134,144)
Proportional write-off of goodwill on disposals of the Company’s investments (3)	(135,106)
Fair value of future subscription bonuses by CDPQ (4)	58,138
Expenses directly related to the Operation (5)	(31,751)
Operational result	416,577
Results at FiBrasil on 07/02/21	(1,789)
Remeasurement of the Company’s shareholding in FiBrasil (6)	80,400
Fair value of the remeasurement of the Company’s shareholding in FiBrasil (7)	41,095
Income before taxes	536,283
Current income tax and social contribution (8)	(55,277)
Deferred income tax and social contribution (9)	(97,155)
Net result of the transaction	383,851
(1)	Refers to the sale of the Company’s shareholding in FiBrasil, as follows: (i) 499,999 shares to TEF Infra, to be received in four installments, the first being in cash plus the remaining three annual installments maturing in the month of July, until 2024; and (ii) 200,000 shares for the CDPQ, in cash.
(2)	Refer to the write-off of cost of investments held by the Company in FiBrasil, upon sale of 499,999 shares to TEF Infra and 200,000 shares to CDPQ.
(3)	Refers to the proportional write-off of goodwill, determined by comparing the sales value with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill.
(4)	Refers to the fair value of the Company’s portion of future subscription bonuses, to be carried out by CDPQ at FiBrasil, as contractual conditions are met. This amount is updated monthly.
(5)	Refers to consulting expenses, reports, fees directly related to the Transaction.
(6)	Refers to the remeasurement of the change in the shareholdings, arising from the waiver of the right to subscribe for shares by the Company. The amount was determined by comparing the current equity interest in FiBrasil’s equity with the prior investment balance. This amount is tax free.
(7)	Refers to the remeasurement of the part retained in the investment at its fair value, upon loss of control.
(8)	Refers to current income tax and social contribution calculated on the net income from disposals (revenue amounts, deducted from the costs of write-offs of investments, considering the portion of cash receipts).
(9)	Refers to deferred income tax and social contribution calculated on the net result of disposals (amounts of revenue, less the costs of write-offs of investments, considering the installment of installment payments), of the proportional write-off of goodwill on disposals of investments and the fair value of future subscription warrants by CDPQ.

Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of accounting effects arising from the closing of the Transaction

Effects on the Company’s investments
Events	R$ thousand
Capital contribution in resources by the Company (1)	28,000
Cost of write-off for the sale of equity interest to TC&CT (2)	(5,683)
Results at CloudCo Brasil on 08/02/21	(5,523)
Remeasurement of shareholding variation (3)	30,900
Investment in CloudCo Brasil on 08/02/21, after closing	47,694

(1) Capital contribution made by the Company with funds, with the issue of 319,900 new common shares.

(2) Write-offs of cost of the investment held by the Company in CloudCo Brasil, appropriated against “Other Capital Reserves” (Note 24.b).

(3) Remeasurement of the change in equity interest resulting from capital contributions made by TC&CT to CloudCo Brasil, appropriated against “Other Capital Reserves” (Note 24.b).

Effects on the Company’s Equity
Events	R$ thousand
Fair value of the consideration for the disposal of the Company’s investment to TC&CT (1)	19,260
Cost of write-off for the sale of equity interest to TC&CT (2)	(5,683)
Current income tax and social contribution on capital gain from the sale of equity interest to TC&CT	(4,616)
Remeasurement of shareholding variation (3)	30,900
Proportional write-off of goodwill on disposals of the Company’s investments (4)	(12,871)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company’s investments	4,377
Total effect on the Company’s equity, after closing	31,367
(1)	Refers to the sale of the Company’s shareholding in CloudCo Brasil, for 64,949 common shares, received in cash on the closing date.
(2)	Refers to the write-off of cost of the investment held by the Company in CloudCo Brasil.
(1)	Remeasurement of the change in shareholding, resulting from capital contributions made by TC&CT to CloudCo Brasil.
(4)

Refers to the proportional write-off of existing goodwill, comparing the value of disposals with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 14).

Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of accounting effects arising from the closing of the Transaction

Effects on the Company’s investments
Events	R$thousand
Remeasurement of shareholding variation (1)	41,352
Investment in IoTCo Brasil on 11/01/21, after closing	41,352

(1) Remeasurement of the change in equity interest resulting from capital contributions made by TI&BDT to IoTCo Brasil, appropriated against “Other Capital Reserves” (see Note 24.b).

Effects on the Company’s Equity
Events	R$thousand
Fair value of the consideration for the disposal of the Company’s investment to TI&BDT (1)	19
Current income tax and social contribution on capital gain from the sale of equity interest to TI&BDT	(6)
Remeasurement of shareholding variation (2)	41,352
Proportional write-off of goodwill on disposals of the Company’s investments (3)	(10,184)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company’s investments	3,463
Total effect on the Company’s equity, after closing	34,644
(1)	Refers to the sale of the Company’s shareholding in IoTCo Brasil, referring to 100 shares, received in cash on the closing date.
(2)	Remeasurement of the change in shareholding, resulting from capital contributions made by TI&BDT to IoTCo Brasil.
(3)

Refers to the proportional write-off of existing goodwill, comparing the value of disposals with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 14).